Investment in Associates and Investments in Investees	12 Months Ended
Dec. 31, 2021
Disclosure of Investment in Associates and Investments in Investees [Abstract]
INVESTMENT IN ASSOCIATES AND INVESTMENTS IN INVESTEES
NOTE 8:-	INVESTMENT IN ASSOCIATES AND INVESTMENTS IN INVESTEES

a.	Sale of Orimmune Bio Ltd. and the Termination of the Hadasit License Agreement:

On June 22, 2016, the Company entered into a share transfer agreement (the “Transfer Agreement”) with its then wholly owned subsidiary, Orimmune Bio Ltd. (“Orimmune”) and Karma Link Ltd. (the “Buyer”), whereby the Company would sell its interests in Orimmune to the Buyer, and also use its best efforts to transfer to and assign Orimmune its rights in the Anti-CD3 technology (which was in-licensed by the Company during 2010 from Hadasit Medical Research Services & Development Ltd. (“Hadasit”), and certain internally developed assets and technology relating thereto) (the “License”), and also assist in obtaining all the necessary approvals for such technology transfer (including from Hadasit, but without undertaking a commitment for the technology transfer, which required Hadasit’s pre-approval). In consideration of the forgoing, it was agreed that the Company would be entitled to a predetermined rate (which is a low double-digit number) of all receipts which the Buyer will receive from Orimmune or from third parties in connection with the sale of shares and/or assets of Orimmune, up to an aggregate of approximately $10. For each receipt in excess of said aggregate amount, the Company will be entitled to a lower rate determined therefrom (also a low double-digit number) (such rates shall be regarded herein after as the “Predetermined Rates”).

In August 2016, the Transfer Agreement was closed; and the Company sold and transferred its holding in Orimmune to the Buyer and as a result of the loss of control, the Company recorded a capital gain in the amount of $34.

During May 2017, the parties agreed to amend the Transfer Agreement (the “First Amendment”), under which the parties acknowledged that the process of assigning the License and transferring the License, as contemplated in the Transfer Agreement, had yet to mature into an agreement with Hadasit (by no fault of the Company). As a result, the Company agreed to bear certain expenses related to the License incurred by the Buyer prior to the date of the First Amendment and additional such expenses expected during the six-month period thereafter (and which otherwise would have had supposedly been borne by the Buyer), and which aggregated in the total to approximately $75. The parties to the Transfer Agreement further agreed that in the event that the parties were unable to successfully assign the License within said six-month period, the Company would be deemed to have satisfied its obligation to use reasonable commercial efforts, in accordance with the Transfer Agreement. In consideration of the foregoing, the parties agreed to increase the percentages of the Predetermined Rate of all receipts that the Buyer may receive from Orimmune or from third parties in connection with the sale by the Buyer of Orimmune’s shares and/or assets.

After not succeeding in assigning the License to the Buyer, on March 29, 2018, the Company and Hadasit signed a mutual termination agreement of the License (the “Termination Agreement”), according to which, among others, the License (including the consulting agreements associated with said License) was terminated as of that date, except for certain matters as prescribed thereunder. In connection with the Termination Agreement, the Company paid Hadasit the outstanding amount owed and/or to be owed to Hadasit under the License until terminated (which was later set as an amount of $104), and certain intellectual property (“IP”) rights were assigned back to Hadasit and other IP rights had to be jointly registered, all pending the Israeli Innovation Authority’s (“IIA”) approval, which was obtained in June 2018.

On December 13, 2018, an additional amendment to the Transfer Agreement was signed (the “Second Amendment”) between the parties, under which it was acknowledged that the Company’s termination of the License agreement with Hadasit was due to Orimmune’s (and the Buyer’s) decision not to enter into a subsequent license agreement with Hadasit. Under that Second Amendment, it was agreed that Orimmune (and the Buyer) will be assigned certain rights in IP related to the licensed technology owned by the Company subject to certain conditions precedent which were still not met as of December 31, 2021. As of the Approval Date, the Company received the approval of the IIA to complete the assignment and the Company is acting to complete the transaction.

b.	Coeruleus - Joint Venture Transaction

On May 15, 2020, the Company entered into a series of transactions (together, the “Joint Venture Transaction”), including a definitive share transfer agreement with Capital Point Ltd. (“Capital Point”), an Israeli holding company traded on the TASE, and Evero, pursuant to which Capital Point sold to Evero 5,952,469 ordinary shares, NIS 0.01 par value each, of Coeruleus Ltd. (the “Purchased Coeruleus Shares” and “Coeruleus,” respectively), an Israeli company and a subsidiary of Capital Point (owns approximately 46%), engaged in, among others, developing innovative medications based on the active generic substance flumazenil, including a sublingual spray to reduce the side effects of hypnotic sleep medication, and a sublingual spray to improve function and quality of life in patients with hepatic encephalopathy. The Purchased Coeruleus Shares represented approximately 35% of the issued and outstanding share capital of Coeruleus. In consideration thereof, Evero issued and sold to Capital Point 176,470 ordinary shares, NIS 1.00 par value each, constituting 15% of the issued and outstanding share capital of Evero, which was valued at $351, based on apportionment of the fair market value of the Company as reflected on Nasdaq as of May 15, 2020. Following the transaction, Capital Point held approximately 11% of Coeruleus’ issued and outstanding share capital. The transaction costs of $51 were also capitalized as part of the investment in associate.

As part of the Joint Venture Transaction, the Company transferred to Evero its SCI-110 sleep technology, to be fully owned by Evero, under the terms and conditions of an asset purchase agreement. In addition, the Company issued to Capital Point a warrant (the “Capital Point Warrant”) to purchase $340 of ordinary shares of the Company. Pursuant to the terms of the Capital Point Warrant, the exercise price per ordinary share is equal to the closing price of the Company’s ordinary shares on the trading day on which the notice of exercise was actually received by the Company and shall be paid by transferring to the Company a duly executed share transfer deed for 9,577 ordinary shares of Evero. The Capital Point Warrant is exercisable for twelve months starting from May 15, 2021, until May 15, 2022.

On November 29, 2020, the shareholders of Coeruleus approved an investment from its shareholders of approximately $30. The Company did not participate in this investment in Coeruleus and therefore, as of the completion of such financing, the Company held less than 1% of the issued and outstanding shares of Coeruleus.